Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment Balances

Property and equipment balances at December 31 are as follows:

(in thousands)	2011	2010
Computer and other equipment	$248,592	230,773
Buildings and improvements	230,797	227,881
Furniture and other equipment	127,425	125,627
Land	16,794	16,729
Other	130	16,461

Total property and equipment	623,738	617,471
Less accumulated depreciation and amortization	357,130	317,369

Property and equipment, net	$266,608	300,102